Performance-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Schedule of indirect measurement of fair value of goods or services received, share options granted during period	The following table represents components and inputs used for fair value of performance-based compensation as follows:

	Year ended December 31,
	2025	2024
Share price on the reporting date	$8.63	$10.44
Expected volatility	6.19%	10.30%
Expected dividend rate	0.00%	0.00%
Expected maturity	4.8 years ~ 5.3 years	5.8 years ~ 6.3 years
Risk-free interest rate	4.45%	4.76%
Fair value	$1.2 million	$3.4 million

Schedule of number and weighted average exercise prices of share options
Changes in the number of shares granted for the years ended December 31, 2025, 2024 and 2023 are as follows (in shares):

	Year ended December 31,
	2025	2024	2023
Balance at January 1	$571,700	$759,000	$-
Granted, during the period	-	-	759,000
Forfeited, during the period	-	(187,300)	-
Balance at December 31(1)	$571,700	$571,700	$759,000
(1) At the end of each reporting period, the number of exercisable shares is zero.